Details of Significant Accounts - Other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Employee bonus	$ 4,385	$ 4,038
Payroll	1,430	2,130
Professional service fees	800	1,371
Promotional fees	589	1,039
Remuneration to directors	213	53
Post and telecommunications expenses	181	173
Sales VAT payables	164	175
Others	333	329
Total other payables	$ 8,095	$ 9,308